UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Sustainable Leaders Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam Sustainable Leaders Fund

(Prior to 3/21/18 the fund was known as Putnam Multi-Cap Growth Fund)
The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Banks (4.4%)

Bank of America Corp.			3,432,400	$102,937,676

First Republic Bank			474,200	43,915,662

Webster Financial Corp.			797,000	44,153,800

				191,007,138
Beverages (2.3%)

Heineken NV (Netherlands)			924,764	99,525,177

				99,525,177
Biotechnology (2.4%)

Biogen, Inc.(NON)			81,200	22,234,184

Bluebird Bio, Inc.(NON)			120,000	20,490,000

Clovis Oncology, Inc.(NON)			353,700	18,675,360

Vertex Pharmaceuticals, Inc.(NON)			263,000	42,863,740

				104,263,284
Building products (1.0%)

Owens Corning			569,300	45,771,720

				45,771,720
Capital markets (6.0%)

BlackRock, Inc.			244,400	132,396,368

Charles Schwab Corp. (The)			843,600	44,052,792

E*Trade Financial Corp.(NON)			794,700	44,034,327

MSCI, Inc.			287,300	42,942,731

				263,426,218
Chemicals (6.9%)

Chr Hansen Holding A/S (Denmark)			522,180	45,117,586

Ecolab, Inc.			332,500	45,575,775

Novozymes A/S (Denmark)			3,494,440	180,959,917

Praxair, Inc.			228,800	33,015,840

				304,669,118
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $69) (Private) (Germany)(NON)(F)(RES)			52	48

New Middle East Other Assets GmbH (acquired 8/2/13, cost $29) (Private) (Germany)(NON)(F)(RES)			22	20

				68
Construction materials (0.6%)

Summit Materials, Inc. Class A			802,175	24,289,859

				24,289,859
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $1,831,199) (Private)(NON)(F)(RES)			642,526	1,377,671

				1,377,671
Containers and packaging (1.0%)

Ball Corp.			1,138,700	45,217,777

				45,217,777
Diversified financial services (0.8%)

Challenger, Ltd. (Australia)			3,719,178	33,212,948

				33,212,948
Diversified telecommunication services (0.6%)

Cellnex Telecom, SA 144A (Spain)			1,025,461	27,411,538

				27,411,538
Electric utilities (1.1%)

NextEra Energy, Inc.			283,200	46,255,056

				46,255,056
Electrical equipment (0.9%)

Rockwell Automation, Inc.			221,200	38,533,040

				38,533,040
Energy equipment and services (0.1%)

Select Energy Services, Inc. 144A Class A-1(NON)			403,763	5,095,489

				5,095,489
Equity real estate investment trusts (REITs) (0.9%)

American Tower Corp.(R)			258,500	37,570,390

				37,570,390
Food products (1.7%)

McCormick & Co., Inc. (non-voting shares)(S)			708,900	75,419,871

				75,419,871
Health-care equipment and supplies (8.4%)

Becton Dickinson and Co.			566,237	122,703,558

Boston Scientific Corp.(NON)			2,242,769	61,272,449

Danaher Corp.			1,129,300	110,569,763

Dentsply Sirona, Inc.			658,600	33,134,166

Penumbra, Inc.(NON)			342,962	39,663,555

				367,343,491
Hotels, restaurants, and leisure (2.4%)

Chipotle Mexican Grill, Inc.(NON)			141,900	45,849,309

Hilton Worldwide Holdings, Inc.			491,167	38,684,313

Vail Resorts, Inc.			100,400	22,258,680

				106,792,302
Household durables (—%)

HC Brillant Services GmbH (acquired 8/2/13, cost $69) (Private) (Germany)(NON)(F)(RES)			104	96

				96
Household products (1.0%)

Kimberly-Clark Corp.			412,500	45,428,625

				45,428,625
Independent power and renewable electricity producers (1.1%)

AES Corp.			4,241,200	48,222,444

				48,222,444
Industrial conglomerates (2.0%)

Honeywell International, Inc.			301,900	43,627,569

Roper Technologies, Inc.			157,200	44,124,468

				87,752,037
Insurance (1.9%)

Prudential PLC (United Kingdom)			3,406,629	85,156,634

				85,156,634
Internet and direct marketing retail (3.3%)

Amazon.com, Inc.(NON)			100,177	144,990,179

Global Fashion Group SA (acquired 8/2/13, cost $3,488,697) (Private) (Luxembourg)(NON)(F)(RES)			82,353	814,752

				145,804,931
Internet software and services (5.0%)

Alphabet, Inc. Class C(NON)			165,560	170,823,152

Okta, Inc.(NON)			1,269,730	50,598,741

				221,421,893
IT Services (6.4%)

Accenture PLC Class A			278,900	42,811,150

DXC Technology Co.			846,600	85,108,698

Visa, Inc. Class A(S)			1,272,800	152,252,336

				280,172,184
Life sciences tools and services (0.9%)

Agilent Technologies, Inc.			316,200	21,153,780

Bio-Rad Laboratories, Inc. Class A(NON)			71,000	17,755,680

				38,909,460
Machinery (3.3%)

Fortive Corp.			956,700	74,163,384

KION Group AG (Germany)			511,347	47,719,272

Stanley Black & Decker, Inc.			143,300	21,953,560

				143,836,216
Personal products (3.3%)

Unilever NV ADR (Netherlands)			2,552,200	144,271,872

				144,271,872
Pharmaceuticals (1.2%)

Jazz Pharmaceuticals PLC(NON)			183,467	27,701,682

Medicines Co. (The)(NON)(S)			719,000	23,683,860

				51,385,542
Road and rail (2.7%)

Norfolk Southern Corp.			871,382	118,316,248

				118,316,248
Semiconductors and semiconductor equipment (5.9%)

Applied Materials, Inc.			1,533,800	85,294,618

Brooks Automation, Inc.			441,300	11,950,404

First Solar Inc.(NON)			622,200	44,163,756

ON Semiconductor Corp.(NON)			1,750,400	42,814,784

STMicroelectronics NV (France)(S)			3,259,200	72,647,568

				256,871,130
Software (10.3%)

Adobe Systems, Inc.(NON)			322,800	69,750,624

Microsoft Corp.			2,194,800	200,319,397

RealPage, Inc.(NON)			725,300	37,352,950

salesforce.com, Inc.(NON)			521,700	60,673,710

ServiceNow, Inc.(NON)			261,500	43,265,175

Talend SA ADR(NON)			887,450	42,704,094

				454,065,950
Specialty retail (4.7%)

Home Depot, Inc. (The)			632,900	112,808,096

Lowe's Cos., Inc.			529,800	46,489,950

TJX Cos., Inc. (The)			555,000	45,265,800

				204,563,846
Technology hardware, storage, and peripherals (3.0%)

Apple, Inc.			777,632	130,471,097

				130,471,097
Textiles, apparel, and luxury goods (0.8%)

Adidas AG (Germany)			152,023	36,817,098

				36,817,098

Total common stocks (cost $3,424,562,802)				$4,310,649,458

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,999) (Private)(NON)(F)(RES)			1,754	$3,761

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $95,634) (Private)(NON)(F)(RES)			30,360	71,949

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $224,601) (Private)(NON)(F)(RES)			44,126	168,975

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $325,791) (Private)(NON)(F)(RES)			64,006	245,103

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $182,702) (Private)(NON)(F)(RES)			33,279	137,453

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $551,501) (Private)(NON)(F)(RES)			71,810	414,912

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,546,855) (Private)(NON)(F)(RES)			542,756	1,163,750

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $1,955,989) (Private)(NON)(F)(RES)			686,312	1,471,555

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $5,967,941) (Private)(NON)(F)(RES)			2,096,000	4,489,632

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(NON)(F)(RES)			125,000	—

Total convertible preferred stocks (cost $21,307,251)				$8,167,090

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. K (acquired 4/20/17, cost $—)(RES)	1/9/22	$42.00	55,497	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (3.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)		Shares	98,741,600	$98,741,600

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	54,361,162	54,361,162

U.S. Treasury Bills 1.425%, 4/26/18(SEGSF)			$1,124,000	1,122,805

U.S. Treasury Bills 1.463%, 5/24/18(SEGSF)			1,810,000	1,805,684

U.S. Treasury Bills 1.492%, 6/7/18(SEGSF)			1,072,000	1,068,734

U.S. Treasury Bills 1.593%, 6/21/18(SEG)			1,969,000	1,961,600

U.S. Treasury Bills 1.633%, 6/14/18(SEGSF)			438,000	436,528

U.S. Treasury Bills 1.658%, 7/5/18(SEG)(SEGSF)			1,879,000	1,870,609

U.S. Treasury Bills 1.742%, 7/19/18(SEG)(SEGSF)			1,750,000	1,740,843

Total short-term investments (cost $163,111,459)				$163,109,565

TOTAL INVESTMENTS

Total investments (cost $3,608,981,512)				$4,481,926,113

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $138,251,105) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	6/20/18	$14,606,824	$14,310,294	$(296,530)
JPMorgan Chase Bank N.A.
	Euro	Sell	6/20/18	50,473,847	50,183,725	(290,122)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/18/18	11,060,605	11,264,353	203,748
	Euro	Sell	6/20/18	20,817,393	20,688,769	(128,624)
UBS AG
	Euro	Sell	6/20/18	42,053,537	41,803,964	(249,573)

Unrealized appreciation						203,748

Unrealized (depreciation)						(964,849)

Total						$(761,101)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	44	$5,809,914	$5,814,600	Jun-18	$(34,123)

Unrealized appreciation					—

Unrealized (depreciation)					(34,123)

Total					$(34,123)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2017 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Effective 3/21/18, Putnam Multi-Cap Growth Fund was renamed Putnam Sustainable Leaders Fund.
(a)	Percentages indicated are based on net assets of $4,384,837,468.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,359,677, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 6/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$127,054,475	$922,479,870	$950,792,745	$1,625,977	$98,741,600
	Putnam Short Term Investment Fund**	41,210,183	976,985,548	963,834,569	603,682	54,361,162

	Total Short-term investments	$168,264,658	$1,899,465,418	$1,914,627,314	$2,229,659	$153,102,762
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $98,741,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $98,061,620.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,983,841.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,255,872.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $788,636 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $836,225 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,255,872 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$456,346,327	$36,817,098	$814,848
Consumer staples	120,848,496	243,797,049	—
Energy	—	5,095,489	—
Financials	454,433,356	118,369,582	1,377,671
Health care	561,901,777	—	—
Industrials	386,489,989	47,719,272	68
Information technology	1,343,002,254	—	—
Materials	148,099,251	226,077,503	—
Real estate	37,570,390	—	—
Telecommunication services	—	27,411,538	—
Utilities	94,477,500	—	—
Total common stocks	3,603,169,340	705,287,531	2,192,587
Convertible preferred stocks	—	—	8,167,090
Warrants	—	—	—
Short-term investments	54,361,162	108,748,403	—

Totals by level	$3,657,530,502	$814,035,934	$10,359,677

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(761,101)	$—
Futures contracts	(34,123)	—	—

Totals by level	$(34,123)	$(761,101)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$203,748	$964,849
Equity contracts	—	34,123

Total	$203,748	$998,972

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		60
Forward currency contracts (contract amount)		$131,600,000
Warrants (number of warrants)		55,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Sustainable Leaders Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018